Stock-Based Compensation	12 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Stock-Based Compensation
18. Stock-Based Compensation
2021 Incentive Award Plan
On September 16, 2021, the 2021 Incentive Award Plan (the “2021 Plan”) became effective. The 2021 Plan provides for the grant of stock options, including incentive stock options (“ISOs”) and nonqualified stock options, stock appreciation rights, restricted stock, dividend equivalents, RSUs and other stock or cash-based awards to employees, consultants and directors of New Ginkgo and its subsidiaries.

The aggregate number of shares of common stock available for issuance under the 2021 Plan, which may be issued as Class A common stock and/or Class B common stock, was initially 200,440,957 shares. As of December 31, 2021, 200,569,979 shares are available for future issuance under the 2021 Plan. The number of shares of common stock reserved for issuance under the 2021 Plan will automatically increase for ten years on January 1 of each year, starting on January 1, 2022, in an amount equal to the lesser of (a) 4.0% of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as is determined by the Board. The maximum number of shares of common stock that may be issued pursuant to the exercise of incentive stock options granted under the 2021 Plan is 200 million shares. Shares issued under the 2021 Plan may consist of authorized but unissued shares, shares purchased on the open market or treasury shares.
2021 Employee Stock Purchase Plan
On September 16, 2021, the 2021 Employee Stock Purchase Plan (the “ESPP”) became effective. The ESPP authorizes (i) the grant of options that are intended to qualify for favorable U.S. federal tax treatment under Section 423 of the Internal Revenue Code of 1986 (the “Section 423 Component”) and (ii) the grant of options that are not intended to be tax-qualified
(the
“Non-Section
423 Component”). All of the Company’s employees are expected to be eligible to participate in the ESPP. However, with respect to the Section 423 Component, an employee may not be granted rights to purchase stock under the ESPP if the employee, immediately after the grant, would own (directly or through attribution) stock possessing 5% or more of the total combined voting power or value of all classes of the Company’s common stock.
The ESPP permits the Company to deliver up to 20 million shares of common stock pursuant to awards issued under the ESPP, which may be Class A common stock and/or Class B common stock. The number of shares of common stock reserved for issuance under the ESPP will automatically increase each January 1, beginning on January 1, 2022, by an amount equal to the lesser of (a) 1% of the aggregate number of shares of common stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares as is determined by the Board, provided that no more than 100 million shares may be issued under the Section 423 Component. Prior to or in connection with issuing any shares of common stock under the ESPP, the ESPP administrator may convert awards covering shares of Class B common stock to Class A common stock. As of December 31, 2021, no awards have been granted under the ESPP.
2014 Stock Incentive Plan
The 2014 Stock Incentive Plan (the “2014 Plan”) provided for the Company to grant options, stock appreciation rights, restricted stock, restricted stock units (“RSUs”) and other stock-based awards. From and after the effective date of the 2021 Incentive Award Plan, the Company ceased granting awards under the 2014 Plan. However, the 2014 Plan continues to govern the terms and conditions of the outstanding awards previously granted thereunder. Shares of common stock underlying any awards that are forfeited, cancelled, repurchased, or otherwise terminated by the Company under the 2014 Plan will be added back to the shares available for issuance under the 2021 Incentive Award Plan.
2008 Stock Incentive Plan
The 2008 Stock Incentive Plan (the “2008 Plan”) provided for the Company to grant options and restricted stock awards (“RSAs”). From and after the effective date of the 2014 Stock Incentive Plan, the Company ceased granting awards under the 2008 Plan. However, the 2008 Plan continues to govern the terms and conditions of the outstanding awards previously granted thereunder. Shares of common stock underlying any awards that are forfeited, cancelled, repurchased, or otherwise terminated by the Company under the 2008 Plan will be added back to the shares available for issuance under the 2021 Incentive Award Plan.

Stock Options
Options outstanding under the 2008 Plan and 2014 Plan are fully vested. Options outstanding under the 2021 Plan consists of options granted to a non-employee
director and vest in three equal annual installments. All stock options expire no later than ten years after the grant date. The exercise price of each option under the 2021 Plan is equal to the closing price of the Company’s common stock on the date of grant.
A summary of stock option activity for the year ended December 31, 2021 is presented below:

	Number of Shares	Weighted Average Exercise Price per Share	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value (1)
			(in years)	(in thousands)
Outstanding as of December 31, 2020	33,354,871	$0.02
Granted	1,664,251	$0.50
Exercised	(10,969,639)	$0.02
Forfeited	(1,594,820)	$0.02

Outstanding as of December 31, 2021	22,454,663	$0.05	2.32	$185,620

Exercisable as of December 31, 2021	22,385,232	$0.02	2.30	$185,620

(1)
The aggregate intrinsic value is calculated as the difference between the Company’s closing stock price on the last trading day of the year and the exercise prices, multiplied by the number of in-the-money
stock options.

The aggregate intrinsic value of stock options exercised during the years ended December 31, 2021, 2020 and 2019 was $91.0 million, $5.3 million and $1.1 million, respectively. The weighted-average fair value of options granted during the year ended December 31, 2021 was $8.97 per share and was calculated using the following assumptions. No options were granted during 2020 and 2019.

Year Ended December 31, 2021
Risk-free interest rate	0.11%
Dividend yield	0%
Expected volatility	88.6%
Expected term (in years)	0.96
Restricted Stock and Restricted Stock Units
RSAs granted under the 2014 Plan are subject to a service-based vesting condition and generally vest in equal monthly installments over four years. RSUs granted under the 2014 Plan are subject to two vesting conditions: (i) a service-based vesting condition that is generally met over four years with 25% of the shares vesting on the first anniversary of the grant date with monthly vesting thereafter, and (ii) a performance-based vesting condition that is met through a liquidity event in the form of either a change of control or an initial public offering (“the performance condition”). RSUs granted under the 2021 Plan are subject to a service-based vesting condition only that is generally met over four years with 25% of the shares vesting on the first anniversary of the grant date with monthly vesting thereafter.
Prior to the Business Combination, no stock-based compensation expense had been recognized related to RSUs granted under the 2014 Plan as the performance condition was not probable of being met and the Business Combination did not meet the definition of a liquidity event as defined in the 2014 Plan. As a result of the Business Combination, on November 17, 2021 the Board of Directors modified the vesting terms of RSUs granted under the 2014 Plan to allow 10% of the RSUs that met the service condition as of the closing of the Business Combination (the “10% RSUs”) to vest with respect to the performance condition, effective as of November 19, 2021, the date on which the Form
S-8
registration statement covering such shares became effective. In addition, on November 17, 2021 the Board of Directors modified the vesting terms of the remaining RSUs granted under the 2014 Plan such that they will vest in full with respect to the performance condition on or before March 15, 2022 (the original service-based vesting condition is still applicable). As a result of these modifications, the performance condition for all RSUs granted under the 2014 Plan became probable of being met during the fourth quarter of 2021. As the performance condition was not probable of being met prior to the modification, the RSU awards were remeasured as of the modification date pursuant ASC 718 and the Company recorded a cumulative-catch up adjustment to reflect the change in the probability assessment. The modification resulted in approximately
$1,492.2 million of incremental stock-based compensation expense recognized in the fourth quarter of 2021 based on the modification-date fair value. The Company cash settled the 10% RSUs for a total cash payment of $76.5 million equal to the fair value of the stock on the Form
S-8
effective date.
In September 2021, the Board of Directors modified the terms of RSUs granted to non-employee
directors by adding a cash settlement feature to the awards which allowed the non-employee
directors to elect to settle in cash up to 50% of their RSUs that were vested with respect to the service condition on or prior to December 31, 2021 (the “50% RSUs”). The director RSUs were subject to the same performance condition as all other RSUs granted under the 2014 Plan. In the fourth quarter of 2021, all directors elected to cash settle the 50% RSUs. As a result, the 50% RSUs are classified as liability awards and the liability is measured at fair value at the reporting date. The aggregate fair value of the liability classified awards was $26.6 million as of December 31, 2021 which is included in accrued expenses and other current liabilities on the Consolidated Balance Sheets.
A summary of the RSU and RSA activity for the year ended December 31, 2021 is presented below:

	Restricted Stock Units		Restricted Stock Awards
	Number of Shares	Weighted Average Grant Date Fair Value (1)	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	124,932,207	$1.74	419,049	$1.99
Granted	133,307,479	$13.53	—
Vested	(85,829,389)	$13.39	(236,427)	$1.99
Forfeited	(4,088,345)	$5.23	—

Nonvested as of December 31, 2021	168,321,952	$13.58	182,622	$1.99

(1)
The weighted average grant date fair value of awards nonvested as of December 31, 2020 and awards forfeited prior to the modification date reflect the original grant date fair value and not the modification-date fair value.

The weighted average grant date fair value of RSUs granted during the year ended December 31, 2021 was $13.53, which represents the weighted average of the modification-date fair value and any post modification grant date fair values. The weighted average grant date fair value of RSUs granted during the years ended December 31, 2020 and 2019 was $2.68 and $1.78 per share, respectively, and is no longer relevant for expense recognition due to the modification in the fourth quarter of 2021. The weighted average grant date fair value of the RSAs granted during the year ended December 31, 2019 was $1.99 per share. No RSAs were granted during 2021 and 2020.
The aggregate fair value of the RSUs that vested during the year ended December 31, 2021 was $1,149.5 million. No RSUs vested during 2020 and 2019 as the performance condition was not probable of being met. The aggregate fair value of the RSAs that vested during the years ended December 31
, 2021
, 2020
and 2019
was $0.5 million, $0.5 million and $0.7 million, respectively.

Earnouts
As described in Note
3
, the holders of Rollover Equity Awards outstanding immediately prior to the effective time of the Business Combination received a proportional amount of the Earnout Consideration, which is divided into four
equal tranches subject to vesting during the
five years
after the Closing Date (the “Earnout Period”). The earnout shares in respect of the Rollover Equity Awards are subject to the same terms and conditions as the underlying Rollover Equity Awards (including with respect to vesting and termination-related provisions). Additionally, the earnout shares in respect of the Rollover Equity Awards are subject to a market condition that will be met when the trading price of the Company’s common stock is greater than or equal to $
12.50
, $
15.00
, $
17.50
and $
20.00
for any
20
trading days within any period of
30
consecutive trading days during the Earnout Period (collectively, the “Earnout Targets”). To the extent that the Earnout Targets are not achieved during the Earnout Period, the portion of the Earnout Consideration that remains subject to vesting and forfeiture at the end of the Earnout Period will be forfeited to New Ginkgo for no
consideration and cancelled.
As described above, the earnout shares related to Old Ginkgo RSUs (“Earnout RSUs”) are subject to the same performance condition as the underlying RSUs. As a result of the November 2021 modification to the RSUs described above, the performance condition became probable of being met in the fourth quarter of 2021. The modification resulted in approximately
$173.5 million of incremental stock-based compensation expense recognized in the fourth quarter of 2021 related to the Earnout RSUs based on the modification-date fair value. The first earnout target of $12.50 per share was met on November 15, 2021 and the earnout shares related to the first tranche of the Earnout Consideration for which the service condition had also been met became vested and were settled, less shares withheld to cover tax withholding obligations.
The grant date fair value of Earnout RSUs was estimated on the Closing Date and remeasured on the modification date using a Monte Carlo simulation model with the following assumptions:

Year Ended December 31, 2021
Risk-free interest rate	0.84% - 1.21%
Expected volatility	53.1% - 81%
Expected term (in years)	4.83 - 5
Dividend yield	—
A summary of activity during the year ended December 31, 2021 for the Earnout RSUs and the earnout shares underlying Old Ginkgo RSAs (“Earnout RSAs”) is presented below:

	Number of Shares	Weighted Average Grant Date Fair Value
Nonvested as of December 31, 2020	—
Granted	30,539,475	$12.91
Vested	(2,580,570)	$13.33
Forfeited	(95,780)	$12.92

Nonvested as of December 31, 2021	27,863,125	$12.87

The aggregate fair value of the Earnout RSUs and Earnout RSAs that vested during the year ended December 31, 2021 was $34.4 million
.

Stock-Based Compensation
Stock-based compensation expense was allocated as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Research and development	$926,730	$79	$64
General and administrative	755,835	397	707

Total	$1,682,565	$476	$771

As of December 31, 2021, there was $0.5 million of unrecognized compensation expense related to stock options to be recognized over a weighted-average period of 2.4 years, $2,160.8 million of unrecognized compensation expense related to RSUs and Earnout RSUs to be recognized over a weighted-average period of 1.6 years and $0.4 million of unrecognized compensation expense related to RSAs and Earnout RSAs to be recognized over a weighted-average period of 1.0 year.